Equity - Schedule of Share Based Payments Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Employees and directors share-based payments	$ 298,000	$ 494,000	$ 585,000
Stock options issued for services	89,000	67,000	44,000
Shares issued for services	357,000	19,000
Total share based payments expenses	$ 744,000	$ 580,000	$ 629,000